Accounts Receivable - Schedule of Accounts Receivable and the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 53,843		¥ 14,342	$ 7,376
Allowance for credit losses
Accounts receivable	53,843		14,342	$ 7,376
Balance at beginning of the year
Additional provision charged to expense
Balance at the end of the year